Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2022
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Significant Contingent Liabilities and Unrecognized Commitments
37.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS
In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2021 and 2022, unused letters of credit of the Group were approximately NT$74,000 thousand and NT$579,000 thousand (US$18,842 thousand), respectively.

b.
As of December 31, 2021 and 2022, letters of bank guarantee provided to customs for the import and export of goods with bank facilities granted to the Group were approximately NT$738,628 thousand and NT$622,539 thousand (US$20,258 thousand), respectively.

c.
As of December 31, 2021 and 2022, the Group’s commitments to purchase property, plant and equipment were approximately NT$52,678,554 thousand and NT$59,675,567 thousand (US$1,941,932 thousand), respectively, of which NT$3,761,120 thousand and NT$3,689,863 thousand (US$120,074 thousand) had been prepaid, respectively. As of December 31, 2021 and 2022, the commitment that the Group has contracted for the construction related to real estate business were NT$59 thousand and nil, respectively.

d.	The Group entered into long-term purchase agreements of materials and supplies with multiple suppliers. The relative minimum purchase quantity is specified in the agreements.

e.
The Group entered into long-term agreements with multiple customers. The relative minimum order quantity from customers and minimum purchase quantity of materials from suppliers are specified in the agreements.

f.
In December 2022, in consideration of corporate social responsibility, the board of directors of ASE resolved the disbursements of NT$20,000 thousand (US$651 thousand) to ASE Cultural and Educational Foundation for promoting the cultural and educational activities to fulfil
l
 the social responsibilities.

g.
In December 2013, in consideration of corporate social responsibility for environmental protection, the board of directors of ASE, approved the contributions of at least NT$100,000 thousand (US$3,254 thousand) annually to be made in the next 30 years, with a total amount of at least NT$3,000,000 thousand (US$97,624 thousand), for promoting environmental protection efforts in Taiwan.